Revenues - Schedule of Amount of Transaction Prices Allocated to the Remaining Performance Obligations (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Amounts expected to be recognized as revenue:
Amounts expected to be recognized as revenue	$ 2,608,696	$ 335,166	$ 4,695,653
Within one year [Member]
Amounts expected to be recognized as revenue:
Amounts expected to be recognized as revenue	2,086,957	268,133	2,086,957
After one year [Member]
Amounts expected to be recognized as revenue:
Amounts expected to be recognized as revenue	$ 521,739	$ 67,033	$ 2,608,696